FAIR VALUE MEASUREMENTS (Schedule of Fair value measurements using significant unobservable inputs) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value Measurements Schedule Of Fair Value Measurements Using Significant Unobservable Inputs Details
Balance at January 1, 2016	$ 6,102
Earn Out liability payments, settlements and adjustments due to exchange rates	(636)
Adjustment due to change in the forecast of earn-out consideration	(962)
Balance at December 31, 2016	$ 4,504